Parent Only Information	12 Months Ended
Dec. 31, 2025
Parent Only Information [Abstract]
PARENT ONLY INFORMATION

25. PARENT ONLY INFORMATION

Basis of presentation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Parent Company and its subsidiaries, VIEs and VIEs’ subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs’ subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs’ subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Parent Company Information, preparation the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs’ subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

The following represents condensed unconsolidated financial information of Ucommune International Ltd.

Condensed Balance Sheets:

	As of December 31,
	2024	2025
	RMB	RMB	USD
			(Note 2h)
ASSETS
Current assets
Cash and cash equivalents	7,371	18,127	2,592
Amount due from inter-company	449,238	449,591	64,291
Other current assets	61,492	66,848	9,559
Non-current assets
Investment in subsidiaries	—	—	—
TOTAL ASSETS	518,101	534,566	76,442

LIABILITIES AND EQUITY
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	360,209	320,149	45,781
Forward sale contract liability	—	16,813	2,404
Other current liabilities	47,819	68,091	9,736
Total current liabilities	408,028	405,053	57,921

Non-current liabilities:
Other non-current liabilities	467	1	—
TOTAL LIABILITIES	408,495	405,054	57,921

MEZZANINE EQUITY
Redeemable Convertible Series A Preferred Shares (nil and 20,000 authorized, nil and 2,750 issued and outstanding as of December 31, 2024 and 2025, with par value of nil and US$0.024, respectively; Redemption value of nil and RMB32,242 as of December 31, 2024 and 2025, respectively; Liquidation preference of nil and RMB24,193 as of December 31, 2024 and 2025, respectively)	—	1,262	180

EQUITY
Class A ordinary shares (20,000,000 and 19,980,000 authorized, 2,024,460 and 4,436,543 issued and outstanding as of December 31, 2024 and 2025, with par value of US$0.024 and US$0.024, respectively)	335	746	107
Class B ordinary shares (5,000,000 and 5,000,000 authorized, 119,387 and 119,387 issued and outstanding as of December 31, 2024 and 2025, with par value of US$0.024 and US$0.024, respectively)	20	20	3
Additional paid-in capital	4,676,706	4,744,210	678,413
Accumulated deficit	(4,597,642)	(4,638,926)	(663,357)
Accumulated other comprehensive loss	30,187	22,200	3,175
TOTAL EQUITY	109,606	128,250	18,341
TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	518,101	534,566	76,442

Condensed Statements of Operations and Comprehensive Loss:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2h)
Income/(Loss) from operations	8,747	484	(4,912)	(702)
Non-operating (loss)/income	(25,245)	2,222	(6,551)	(937)
Income/(Loss) from investment in subsidiaries	11,366	(72,236)	(26,379)	(3,772)
Net loss	(5,132)	(69,530)	(37,842)	(5,411)
Other comprehensive (loss)/income	(1,543)	7,433	(8,047)	(1,151)
Total Comprehensive loss	(6,675)	(62,097)	(45,889)	(6,562)

Condensed Statements of Cash Flows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
				(Note 2h)
Net cash provided by/(used in) operating activities	5,872	(11,633)	(4,256)	(609)
Net cash provided by/(used in) investing activities	—	17,250	(2,025)	(290)
Net cash (used in)/provided by financing activities	(5,482)	782	16,946	2,423
Cash received from issuance of redeemable convertible preferred shares	—	—	18,089	2,587
Issuance cost of redeemable convertible preferred shares	—	—	(523)	(75)
Redemption of convertible bond	(5,482)	—	—	—
Capital contribution from shareholders	—	1,705	—	—
Cash received from exercise of warrant	—	430	—	—
Cash received from exercise of share option	—	—	77	11
Loan repaid to related parties	—	(2,072)	(697)	(100)
Loan received from related parties	—	719	—	—
Effects of exchange rate changes	(14)	(62)	91	14
Net increase in cash and cash equivalents	376	6,337	10,756	1,538
Cash and cash equivalents at beginning of the year	658	1,034	7,371	1,054
Cash and cash equivalents at end of the year	1,034	7,371	18,127	2,592